B. PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Jun. 25, 2017	Jun. 26, 2016
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 2,456	$ 2,722